Annual Total Returns - BLACKROCK LIFEPATH INDEX RETIREMENT FUND (Investor A, Institutional) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	8.88%
Annual Return 2013	7.44%
Annual Return 2014	5.50%
Annual Return 2015	(0.61%)
Annual Return 2016	5.51%
Annual Return 2017	10.43%
Annual Return 2018	(3.80%)
Annual Return 2019	15.60%
Annual Return 2020	11.81%